Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Capital Lease Obligations
Capital Lease Obligations

	December 31 2017 $	December 31 2016 $
LNG Carriers	961,711	338,257
Suezmax Tankers	49,838	54,582
Total obligations related to capital leases	1,011,549	392,839
Less current portion	(106,946)	(40,353)
Long-term obligations related to capital leases	904,603	352,486

Commitment Under Capital Leases
As at December 31, 2017, the remaining commitments related to the eight capital leases for the Partnership's LNG carriers and LNG carrier newbuildings, including the related purchase obligations, approximated $1.4 billion, including imputed interest of $429.9 million, repayable from 2018 through 2027, as indicated below:

Year	Commitment
2018	$111,678
2019	$119,564
2020	$118,901
2021	$117,904
2022	$117,109
Thereafter	$806,458

Estimated Future Minimum Rental Payments to be Received and Paid Under the Lease Contracts
As at December 31, 2017, the total estimated future minimum rental payments to be received and paid by the Teekay Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i)	Sublease Payments (i) (ii)
2018	$21,242	$23,875
2019	$21,242	$23,875
2020	$21,242	$23,875
2021	$21,242	$23,875
2022	$21,242	$23,875
Thereafter	$132,853	$149,360
Total	$239,063	$268,735

(i)
The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2017, the Partnership had received $271.3 million of aggregate Head Lease receipts and had paid $212.1 million of aggregate Sublease payments. The portion of the Head Lease receipts that have not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2017, $3.7 million (December 31, 2016 – $3.7 million) and $33.0 million (December 31, 2016 – $36.7 million) of Head Lease receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Partnership’s consolidated balance sheets.

(ii)	The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Net Investments in Direct Financing Leases
The following table lists the components of the net investments in direct financing leases:

	December 31 2017 $	December 31 2016 $
Total minimum lease payments to be received	568,710	764,970
Estimated unguaranteed residual value of leased properties	194,965	194,965
Initial direct costs	361	393
Less unearned revenue	(268,046)	(317,320)
Total net investments in direct financing leases	495,990	643,008
Less current portion	(9,884)	(150,342)
Net investments in direct financing leases	486,106	492,666